Empower Inflation-Protected Securities Fund Expense Example - Empower Inflation-Protected Securities Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	489
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	$ 2,055